Convertible notes at fair value - Schedule of movement of transactions of convertible notes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Bank borrowings
Balance at the beginning of year	$ 49,008	$ 34,837
Fair value changes	4,433	(133)
New issuance	19,184	30,000
Issuance of convertible notes upon exercise of call option	11,466
Conversion of convertible notes	(68,895)	(4,431)
Redemption of convertible notes	(15,196)	(11,265)
Balance at the end of year		49,008
2018 Notes
Bank borrowings
Balance at the beginning of year	19,182	34,837
Fair value changes	3,644	41
Conversion of convertible notes	(7,630)	(4,431)
Redemption of convertible notes	(15,196)	(11,265)
Balance at the end of year		19,182
2019 Notes
Bank borrowings
Balance at the beginning of year	29,826
Fair value changes	445	(174)
New issuance		30,000
Conversion of convertible notes	(30,271)
Balance at the end of year		$ 29,826
2020 Notes
Bank borrowings
Fair value changes	344
New issuance	19,184
Issuance of convertible notes upon exercise of call option	11,466
Conversion of convertible notes	$ (30,994)